Trade Receivables and Trade Payables	6 Months Ended
Jun. 30, 2025
Trade Receivables and Trade Payables [Abstract]
TRADE RECEIVABLES AND TRADE PAYABLES
8	TRADE RECEIVABLES AND TRADE PAYABLES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade receivables
Non-current
Project retention receivables	2,478,739	2,195,683	521,230

Current
Trade receivables	16,195,071	19,435,129	4,613,680
Project retention receivables	1,168,425	3,363,472	798,450
Accrued liquidated ascertained damages to sub-contractors	2,011,284	831,374	197,359
Less: Provision for expected credit loss	(580,425)	(853,500)	(202,611)
Total current trade receivables	18,794,355	22,776,475	5,406,878
Total trade receivables	21,273,094	24,972,158	5,928,108

Increase/(Decrease) in provision for expected credit loss	552,876	(273,075)	(72,922)
Increase in total trade receivables	5,371,214	3,699,064	878,116

Trade receivables are non-interest bearing and generally have 30 to 90 days (December 31, 2024: 30 to 90 days) payment terms. Other credit terms may be negotiated with customers on a case-by-case basis. Due to their comparatively short maturities, the carrying value of trade receivables approximate their fair value.

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of June 30, 2025 (Unaudited)
Current	4,764,950	(6,577)	4,758,373	1,129,585

Past due
1 – 30 days	3,160,798	(4,058)	3,156,740	749,374
31 – 60 days	1,443,752	(4,373)	1,439,379	341,692
61 – 90 days	4,534,038	(3,522)	4,530,516	1,075,493
More than 90 days	5,531,591	(834,970)	4,696,621	1,114,925
	14,670,179	(846,923)	13,823,256	3,281,484
	19,435,129	(853,500)	18,581,629	4,411,069

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of December 31, 2024 (Audited)
Current	9,400,268	(6,577)	9,393,691	2,098,915

Past due
1 – 30 days	2,660,393	(4,058)	2,656,335	593,528
31 – 60 days	1,144,998	(4,373)	1,140,625	254,860
61 – 90 days	958,805	(3,522)	955,283	213,447
More than 90 days	2,030,607	(561,895)	1,468,712	328,167
	6,794,803	(573,848)	6,220,955	1,390,002
	16,195,071	(580,425)	15,614,646	3,488,917

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables
As of December 31, 2023	—	27,549	27,549	6,156
Charge for the year	95,976	484,449	580,425	129,689
Reversal during the year	—	(27,549)	(27,549)	(6,156)
As of December 31, 2024	95,976	484,449	580,425	129,689

As of January 1, 2025	95,976	484,449	580,425	137,786
Charge for the year	—	649,075	649,075	154,083
Reversal during the year	—	(376,000)	(376,000)	(89,258)
As of June 30, 2025	95,976	757,524	853,500	202,611

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade payables
Trade payables	25,204,848	22,586,074	5,361,679
Project retention payables	2,191,966	2,568,256	609,675
Total trade payables	27,396,814	25,154,330	5,971,354

Decrease in total trade payables	(11,022,059)	(2,242,484)	(532,340)

Included in trade payables is related party balance amounting to Nil (December 31, 2024: RM 2,667).

Trade payables are non-interest bearing and generally on cash basis or credit terms of 7 days to 90 days (December 31, 2024: 7 to 90 days). Other credit terms may be negotiated with suppliers on a case-by-case basis.